Segmented information (Tables)	12 Months Ended
Aug. 31, 2022
Segmented Information
Schedule of operating segments

	2022	2021
Revenue
Tanzania	$15,094	$-
	$15,094	$-

	2022	2021
Non-current assets
Canada	$-	$28
Tanzania	55,993	41,072
	$55,993	$41,100